Fair Value Measurement	12 Months Ended
Dec. 31, 2022
Fair Value Measurement [Abstract]
FAIR VALUE MEASUREMENT

NOTE 21 - FAIR VALUE MEASUREMENT:

Fair value hierarchy

The following tables detail the Company’s assets and liabilities, measured or disclosed at fair value, using a three-level hierarchy, based on the lowest level of input that is significant to the entire fair value measurement, being:

Level 1: Quoted prices (unadjusted) in active markets for identical assets or liabilities that the entity can access at the measurement date.

Level 2: Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.

Level 3: Unobservable inputs for the asset or liability.

As of December 31, 2022:

	Level 1	Level 2	Level 3
Non-tradable Warrants	-	3	-
Non-tradable warrants of SAFE and Convertible Loan investors		35
Financial liability	-	26	-
Tradable warrants	304	-	-
Total	304	64	-

As of December 31, 2021:

	Level 1	Level 2	Level 3
Non-tradable Warrants	-	196	-
Non-tradable warrants of SAFE and Convertible Loan investors		1,393
Financial liability	-	133	-
Tradable warrants	1,493	-	-
Total	1,493	1,722	-

As of December 31, 2022, the fair value measurement of the warrant’s securities in the table above, was estimated using the Black Scholes model, based on assumptions for the variables that are required as of the warrants’ valuation date.

The key inputs that were used in the both items of non-tradable warrants valuation were: risk-free interest rate between 5.04% and 5.26%, expected volatility between 56.5%-57.8% , expected dividend yield of 0% and expected term of warrants of 1.54-2.54 years.

As of December 31, 2021, the fair value measurement of the SAFE and the warrant’s securities in the table above, was estimated using the Black Scholes model, based on a variety of significant unobservable inputs a thus represent a level 2 measurement within the fair value hierarchy.

The key inputs that were used in both items of non-tradable warrants valuation were: risk-free interest rate between 0.19% and 0.73%, expected volatility between 55.3%-57.8%, expected dividend yield of 0% and expected term of warrants of 2.54-3.54 years.

The carrying amounts of trade and other receivables and trade and other payables are assumed to approximate their fair values due to their short-term nature.

Movements in level 2 liability during 2021 is set out below:

	Warrants	SAFE	Convertible loan	Financial Liability	Total
Balance as of December 31, 2020	219	1,273	-	-	1,492
Gains (losses) recognized in profit or loss	(19)	2,330	612	450	3,373
Additions	-	4,161	3,047	310	7,518
Interest	-		60	-	60
Conversion	-	(6,680)	(3,361)	(656)	(10,697)
Adjustments arising from translating financial operation	(4)	(45)	(4)	29	(24)
Balance as of December,31 2021	196	1,039	354	133	1,722